FBP Equity & Dividend Plus Fund
RISK/RETURN SUMMARY FBP EQUITY & DIVIDEND PLUS FUND (formerly the FBP Value Fund)
What is the Fund’s investment objective?
The investment objective of the FBP Equity & Dividend Plus Fund is to provide above-average and growing income while also achieving long-term growth of capital.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the FBP Equity & Dividend Plus Fund.
Shareholder Fees	FBP Equity & Dividend Plus Fund FBP Equity & Dividend Plus Fund Shares
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FBP Equity & Dividend Plus Fund FBP Equity & Dividend Plus Fund Shares
Management Fees	0.70%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.19%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBP Equity & Dividend Plus Fund FBP Equity & Dividend Plus Fund Shares	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The FBP Equity & Dividend Plus Fund (formerly, the “FBP Value Fund”) seeks to achieve its objective by investing in a diversified portfolio comprised primarily of above-average dividend yielding, undervalued equity securities with dividend growth potential. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies that are paying dividends at the time of purchase.

Flippin, Bruce & Porter, Inc. (the “Adviser”) seeks to acquire equity securities of companies which, in its judgment, possess attractive valuation characteristics, the capability for above-average dividend yield and the potential to increase dividends over time. The Fund invests in a variety of major market sectors in an attempt to control risk through diversification. The Adviser uses a fundamental research approach to seek companies it believes to be undervalued relative to the market and the company’s historical valuations. The Adviser will focus on companies that possess one or more of the following characteristics:

•	Above-Average Dividend Yield – The company’s dividend yield is greater than the market as measured by the S&P 500 Index.

•	Attractive Valuation – The company may be selling at a substantial discount to its historic, absolute and/or relative value, based upon price-to-sales, price-to-book value, price-to-cash flow, price-to-earnings and dividend yield.

•	Dividend Sustainability – The company has a history of paying a growing dividend with the likelihood of future dividend increases.

•	Option Writing Capabilities – The company is an attractive candidate for the option writing activities described below based on its valuation, yield and outlook.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1 billion or more. Although the Fund’s equity investments consist primarily of common stocks, it may also invest a portion of its assets in other equity securities, including shares of exchange-traded funds (“ETFs”) that invest in common stocks, straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in shares of ETFs if the Adviser believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund expects to normally invest no more than 25% of its net assets in ETFs, although it may invest to a greater extent in ETFs when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Covered Call Options. When the Adviser believes that individual equity securities held by the Fund are approaching the top of the Adviser’s growth and price expectations, covered call options may be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The Fund will only write options that are issued by the Options Clearing Corporation and listed on a national securities exchange. The aggregate value of the underlying obligations will normally not exceed 35% of the Fund’s net assets, but may increase to 50% of net assets when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Sell Strategy. While portfolio securities are generally acquired for the long term, they will be sold when the Adviser believes that:

•	the anticipated price appreciation has been achieved or is no longer probable;

•	the dividend yield falls below the Adviser’s yield objective or the dividend outlook deteriorates;

•	the fundamentals of a company’s business or general market conditions have changed; or

•	alternate investments offer superior prospects.

What are the principal risks of investing in the Fund?

The FBP Equity & Dividend Plus Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate change and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Mid-capitalization (“mid-cap”) companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of a stock option upon exercise of the option could be substantially below its prevailing market price. If a liquid market for an option does not exist, the Fund will not be able to sell the underlying security until the option expires or is exercised. The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Equity securities held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income. The Fund’s value style may go out of favor with investors and some securities selected by the Adviser may not appreciate in value as expected.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Equity & Dividend Plus Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart and table reflect performance results using a value investing strategy which is different than the dividend income strategy that is currently being used to manage the Fund. Performance results using the dividend income strategy may differ from the performance results of the value investing strategy. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1127.

The Fund’s 2011 year-to-date return through September 30, 2011 is -20.02%.

During the periods shown in the bar chart, the highest return for a quarter was 21.62% during the quarter ended September 30, 2009 and the lowest return for a quarter was -26.26% during the quarter ended December 31, 2008.

Average Annual Total Returns For Periods Ended December 31, 2010:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns FBP Equity & Dividend Plus Fund	One Year	Five Years	Ten Years
FBP Equity & Dividend Plus Fund Shares	9.98%	(1.13%)	2.46%
FBP Equity & Dividend Plus Fund Shares - Return After Taxes on Distributions	9.85%	(1.80%)	1.94%
FBP Equity & Dividend Plus Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	6.63%	(0.87%)	2.11%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%

FBP Appreciation & Income Opportunities Fund
FBP APPRECIATION & INCOME OPPORTUNITIES FUND (formerly the FBP Balanced Fund)
What are the Fund’s investment objectives?
The investment objectives of the FBP Appreciation & Income Opportunities Fund are long term capital appreciation and current income, assuming a moderate level of investment risk.
What are the Fund’s fees and expenses?
This table describes the fees and expenses that you may pay if you buy and hold shares of the FBP Appreciation & Income Opportunities Fund.
Shareholder Fees	FBP Appreciation & Income Opportunities Fund FBP Appreciation & Income Opportunities Fund Shares
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FBP Appreciation & Income Opportunities Fund FBP Appreciation & Income Opportunities Fund Shares
Management Fees		0.70%
Other Expenses		0.33%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.04%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets for the fiscal year ended March 31, 2011 in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FBP Appreciation & Income Opportunities Fund FBP Appreciation & Income Opportunities Fund Shares	106	331	574	1,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The FBP Appreciation & Income Opportunities Fund (formerly, the “FBP Balanced Fund”) seeks to achieve its objectives by investing in a portfolio of both equity and fixed income securities. Equity securities are acquired primarily for capital appreciation or a combination of capital appreciation and income. Fixed income securities are acquired primarily for their income return and secondarily for capital appreciation. The percentage of assets invested in equity securities and fixed income securities will vary from time to time depending upon the Adviser’s judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. In an attempt to reduce overall portfolio risk, provide stability, and meet its working capital needs, the Adviser may allocate a portion of the Fund’s assets to money market instruments. Depending upon the Adviser’s determination of market and economic conditions, investment emphasis may be placed on equity securities, fixed income securities or money market instruments.

The Adviser believes that, by utilizing the investment policies described herein, the Fund’s net asset value may not rise as rapidly or as high as the stock market (as represented by the S&P 500 Index) during rising market cycles, but that during declining market cycles, the Fund would not suffer as great a decline as the S&P 500 Index.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1 billion or more. Although the Fund’s equity investments consist primarily of common stocks, it may also invest a portion of its assets in other equity securities, including ETFs that invest primarily in common stocks, straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in shares of ETFs if the Adviser believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 25% of its net assets in ETFs, although it may invest to a greater extent in ETFs when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

The Adviser seeks to acquire securities of companies which, in its judgment, are significantly undervalued in the securities markets because they are currently “out of favor” with the market or temporarily misunderstood by the investment community. The Adviser uses fundamental analysis to select portfolio securities, focusing on long-term drivers of value that help determine investment merit, such as revenue growth, profit margin potential, profitability, financial flexibility, free cash flow, competitive position, and management track record. In determining whether an equity security is undervalued, the Adviser will consider, among other things:

•	Current valuation with respect to price-to-sales, price-to-book value, price-to-cash flow, price-to-earnings and dividend yield, compared to historical valuations of the same measure and past and future prospects for the company;

•	Analysis of the fundamentals of the business including balance sheet strength, return on and use of capital, industry/economic climate, management history and strategy, and earnings potential under various business scenarios;

•	Wall Street sentiment and the opinion of large institutional holders;

•	Information from various sources including research material generated by the brokerage community; periodic company reports, announcements and discussions with management, conference calls; and other investment and business publications

The Fund will hold companies that will be evidencing various stages of recovery and the investment community will be recognizing this recovery to some degree. Recognition may take many forms, some of which may be:

•	Favorable research reports and purchase recommendations by brokerage firms and other investment professionals;

•	Renewed institutional interest through reported large block purchase transactions; and/or

•	Favorable market price movements relative to the stock market as a whole

Covered Call Options. When the Adviser believes that individual equity securities held by the Fund are approaching the top of the Adviser’s growth and price expectations, covered call options may be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The Fund will only write options that are issued by the Options Clearing Corporation and listed on a national securities exchange. The aggregate value of the underlying obligations will normally not exceed 25% of the Fund’s net assets, but may increase to 50% of net assets when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Fixed Income Selection. Fixed income securities include corporate debt obligations, U.S. Government obligations and shares of ETFs that invest primarily in corporate debt obligations and U.S. Government obligations. The Fund will generally invest in securities that mature within 1 to 10 years from their date of purchase except when, in the Adviser’s opinion, long term interest rates are expected to be in a declining trend, in which case maturities may be extended longer.

•	Corporate Debt Obligations will consist primarily of “investment grade” securities rated in one of the four highest rating categories by a nationally recognized rating agency, or, if not rated, are of equivalent quality in the opinion of the Adviser. The Adviser may acquire debt obligations of companies and/or industries at the low point of their business cycle in an effort to achieve capital appreciation. The quality ratings of these companies have often been downgraded by a rating agency, generally resulting in reduced prices for such securities. The Adviser will acquire such securities after a downgrading when it believes that the company’s financial condition (and therefore its quality ratings) will improve. Such downgraded securities will usually be rated less than “A” by a rating agency.

•	U.S. Government Obligations include direct obligations of the U.S. Treasury and securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government, including mortgage-backed obligations.

Money Market Instruments. Money market instruments mature in 13 months or less from their date of purchase and include U.S. Government obligations and corporate debt obligations (including those subject to repurchase agreements), bankers’ acceptances, certificates of deposit of domestic branches of U.S. banks and commercial paper, including variable amount demand master notes. At the time of purchase, money market instruments will have a short-term rating in the highest category by a nationally recognized rating agency or, if not rated, will have been issued by a corporation having an outstanding unsecured debt issue rated A or better by a rating agency or, if not so rated, will be of equivalent quality in the Adviser’s opinion.

Sell Strategy. While portfolio securities are generally acquired for the long term, they will be sold as they approach the Adviser’s estimate of value or as they become candidates for the option-writing activity described herein. A security may also be sold when the Adviser believes that:

•	the anticipated price appreciation has been achieved or is no longer probable;

•	the fundamentals of a company’s business or general market conditions have changed; or

•	alternate investments offer superior prospects.

What are the principal risks of investing in the Fund?

The FBP Appreciation & Income Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. To the extent a significant portion of the Fund’s portfolio is invested in equity securities, the return on and value of an investment in the Fund will fluctuate in response to stock market movements, and it can be expected that the Fund’s net asset value will be subject to greater fluctuation than a portfolio consisting of mostly fixed income securities. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Mid-cap companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of a stock option upon exercise of the option could be substantially below its prevailing market price. If a liquid market for an option does not exist, the Fund will not be able to sell the underlying security until the option expires or is exercised. The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including: interest rates, general bond market conditions, the maturity of the security and the creditworthiness of an issuer.

•	Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Generally when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline.

•	Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•	Credit Risk. The value of the Fund’s fixed income securities is dependent on the creditworthiness of the issuers of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due. Corporate debt obligations rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities.

While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

•	Mortgage-Related Securities Risk. Mortgage-backed obligations are subject to certain risks, including the risk that payments from the pool of loans underlying a mortgage-backed obligation may not be enough to meet the monthly payments of the mortgage-backed obligation. Mortgage-backed obligations are also subject to the risk that prepayments or foreclosures will shorten the life of the pool of mortgages underlying the securities and may expose the Fund to a lower rate of return upon reinvestment of principal.

•	Risks Associated with Credit Ratings. A rating by a nationally recognized rating agency represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

•	Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The investment results of the Fund depend upon the ability of the Adviser to correctly anticipate the relative performance of equity and fixed income securities of varying maturities. There can be no assurance that the Adviser will be successful in actively allocating the Fund’s investments or that the Adviser will be correct in its expectations of recovery for the equity securities selected for the Fund’s portfolio. The Fund’s value style may go out of favor with investors and undervalued securities selected by the Adviser may not appreciate in value as expected.

What has been the Fund’s performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Appreciation & Income Opportunities Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Lipper Balanced Fund Index is included as an additional comparative index because it represents the average returns of funds that maintain a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1–866-738-1127.

The Fund’s 2011 year-to-date return through September 30, 2011 is -13.46%.

During the periods shown in the bar chart, the highest return for a quarter was 15.02% during the quarter ended September 30, 2009 and the lowest return for a quarter was -18.32% during the quarter ended December 31, 2008.

Average Annual Total Returns For Periods Ended December 31, 2010:

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns FBP Appreciation & Income Opportunities Fund	One Year	Five Years	Ten Years
FBP Appreciation & Income Opportunities Fund Shares	8.91%	1.59%	3.73%
FBP Appreciation & Income Opportunities Fund Shares - Return After Taxes on Distributions	8.59%	0.81%	2.79%
FBP Appreciation & Income Opportunities Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	6.12%	1.25%	2.95%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Lipper Balanced Fund Index	11.90%	3.91%	3.71%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	WILLIAMSBURG INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000842512
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec 30, 2011
Effective Date	dei_DocumentEffectiveDate	Dec 30, 2011
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
FBP Equity & Dividend Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY FBP EQUITY & DIVIDEND PLUS FUND (formerly the FBP Value Fund)
Investment objective:	rr_ObjectiveHeading	What is the Fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the FBP Equity & Dividend Plus Fund is to provide above-average and growing income while also achieving long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the FBP Equity & Dividend Plus Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	25.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The FBP Equity & Dividend Plus Fund (formerly, the “FBP Value Fund”) seeks to achieve its objective by investing in a diversified portfolio comprised primarily of above-average dividend yielding, undervalued equity securities with dividend growth potential. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies that are paying dividends at the time of purchase.

Flippin, Bruce & Porter, Inc. (the “Adviser”) seeks to acquire equity securities of companies which, in its judgment, possess attractive valuation characteristics, the capability for above-average dividend yield and the potential to increase dividends over time. The Fund invests in a variety of major market sectors in an attempt to control risk through diversification. The Adviser uses a fundamental research approach to seek companies it believes to be undervalued relative to the market and the company’s historical valuations. The Adviser will focus on companies that possess one or more of the following characteristics:

•	Above-Average Dividend Yield – The company’s dividend yield is greater than the market as measured by the S&P 500 Index.

•	Attractive Valuation – The company may be selling at a substantial discount to its historic, absolute and/or relative value, based upon price-to-sales, price-to-book value, price-to-cash flow, price-to-earnings and dividend yield.

•	Dividend Sustainability – The company has a history of paying a growing dividend with the likelihood of future dividend increases.

•	Option Writing Capabilities – The company is an attractive candidate for the option writing activities described below based on its valuation, yield and outlook.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1 billion or more. Although the Fund’s equity investments consist primarily of common stocks, it may also invest a portion of its assets in other equity securities, including shares of exchange-traded funds (“ETFs”) that invest in common stocks, straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in shares of ETFs if the Adviser believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund expects to normally invest no more than 25% of its net assets in ETFs, although it may invest to a greater extent in ETFs when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Covered Call Options. When the Adviser believes that individual equity securities held by the Fund are approaching the top of the Adviser’s growth and price expectations, covered call options may be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The Fund will only write options that are issued by the Options Clearing Corporation and listed on a national securities exchange. The aggregate value of the underlying obligations will normally not exceed 35% of the Fund’s net assets, but may increase to 50% of net assets when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Sell Strategy. While portfolio securities are generally acquired for the long term, they will be sold when the Adviser believes that:

•	the anticipated price appreciation has been achieved or is no longer probable;

•	the dividend yield falls below the Adviser’s yield objective or the dividend outlook deteriorates;

•	the fundamentals of a company’s business or general market conditions have changed; or

•	alternate investments offer superior prospects.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies that are paying dividends at the time of purchase.
Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The FBP Equity & Dividend Plus Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate change and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Mid-capitalization (“mid-cap”) companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of a stock option upon exercise of the option could be substantially below its prevailing market price. If a liquid market for an option does not exist, the Fund will not be able to sell the underlying security until the option expires or is exercised. The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Equity securities held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income. The Fund’s value style may go out of favor with investors and some securities selected by the Adviser may not appreciate in value as expected.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Equity & Dividend Plus Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart and table reflect performance results using a value investing strategy which is different than the dividend income strategy that is currently being used to manage the Fund. Performance results using the dividend income strategy may differ from the performance results of the value investing strategy. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1127.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Equity & Dividend Plus Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-738-1127
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through September 30, 2011 is -20.02%.

During the periods shown in the bar chart, the highest return for a quarter was 21.62% during the quarter ended September 30, 2009 and the lowest return for a quarter was -26.26% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	2011 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	(20.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.26%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FBP Equity & Dividend Plus Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
FBP Equity & Dividend Plus Fund | FBP Equity & Dividend Plus Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBPEX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	121
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	378
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	654
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,443
2001	rr_AnnualReturn2001	11.38%
2002	rr_AnnualReturn2002	(21.71%)
2003	rr_AnnualReturn2003	31.92%
2004	rr_AnnualReturn2004	10.81%
2005	rr_AnnualReturn2005	5.85%
2006	rr_AnnualReturn2006	17.67%
2007	rr_AnnualReturn2007	(7.00%)
2008	rr_AnnualReturn2008	(42.31%)
2009	rr_AnnualReturn2009	36.09%
2010	rr_AnnualReturn2010	9.98%
One Year	rr_AverageAnnualReturnYear01	9.98%
Five Years	rr_AverageAnnualReturnYear05	(1.13%)
Ten Years	rr_AverageAnnualReturnYear10	2.46%
FBP Equity & Dividend Plus Fund | FBP Equity & Dividend Plus Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.85%
Five Years	rr_AverageAnnualReturnYear05	(1.80%)
Ten Years	rr_AverageAnnualReturnYear10	1.94%
FBP Equity & Dividend Plus Fund | FBP Equity & Dividend Plus Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.63%
Five Years	rr_AverageAnnualReturnYear05	(0.87%)
Ten Years	rr_AverageAnnualReturnYear10	2.11%
FBP Appreciation & Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FBP APPRECIATION & INCOME OPPORTUNITIES FUND (formerly the FBP Balanced Fund)
Investment objective:	rr_ObjectiveHeading	What are the Fund’s investment objectives?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of the FBP Appreciation & Income Opportunities Fund are long term capital appreciation and current income, assuming a moderate level of investment risk.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the FBP Appreciation & Income Opportunities Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets for the fiscal year ended March 31, 2011 in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The FBP Appreciation & Income Opportunities Fund (formerly, the “FBP Balanced Fund”) seeks to achieve its objectives by investing in a portfolio of both equity and fixed income securities. Equity securities are acquired primarily for capital appreciation or a combination of capital appreciation and income. Fixed income securities are acquired primarily for their income return and secondarily for capital appreciation. The percentage of assets invested in equity securities and fixed income securities will vary from time to time depending upon the Adviser’s judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. In an attempt to reduce overall portfolio risk, provide stability, and meet its working capital needs, the Adviser may allocate a portion of the Fund’s assets to money market instruments. Depending upon the Adviser’s determination of market and economic conditions, investment emphasis may be placed on equity securities, fixed income securities or money market instruments.

The Adviser believes that, by utilizing the investment policies described herein, the Fund’s net asset value may not rise as rapidly or as high as the stock market (as represented by the S&P 500 Index) during rising market cycles, but that during declining market cycles, the Fund would not suffer as great a decline as the S&P 500 Index.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1 billion or more. Although the Fund’s equity investments consist primarily of common stocks, it may also invest a portion of its assets in other equity securities, including ETFs that invest primarily in common stocks, straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest in shares of ETFs if the Adviser believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 25% of its net assets in ETFs, although it may invest to a greater extent in ETFs when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

The Adviser seeks to acquire securities of companies which, in its judgment, are significantly undervalued in the securities markets because they are currently “out of favor” with the market or temporarily misunderstood by the investment community. The Adviser uses fundamental analysis to select portfolio securities, focusing on long-term drivers of value that help determine investment merit, such as revenue growth, profit margin potential, profitability, financial flexibility, free cash flow, competitive position, and management track record. In determining whether an equity security is undervalued, the Adviser will consider, among other things:

•	Current valuation with respect to price-to-sales, price-to-book value, price-to-cash flow, price-to-earnings and dividend yield, compared to historical valuations of the same measure and past and future prospects for the company;

•	Analysis of the fundamentals of the business including balance sheet strength, return on and use of capital, industry/economic climate, management history and strategy, and earnings potential under various business scenarios;

•	Wall Street sentiment and the opinion of large institutional holders;

•	Information from various sources including research material generated by the brokerage community; periodic company reports, announcements and discussions with management, conference calls; and other investment and business publications

The Fund will hold companies that will be evidencing various stages of recovery and the investment community will be recognizing this recovery to some degree. Recognition may take many forms, some of which may be:

•	Favorable research reports and purchase recommendations by brokerage firms and other investment professionals;

•	Renewed institutional interest through reported large block purchase transactions; and/or

•	Favorable market price movements relative to the stock market as a whole

Covered Call Options. When the Adviser believes that individual equity securities held by the Fund are approaching the top of the Adviser’s growth and price expectations, covered call options may be written (sold) against such securities and the Fund will receive a premium in return. The Fund writes options only for income generation and hedging purposes and not for speculation. The Fund will only write options that are issued by the Options Clearing Corporation and listed on a national securities exchange. The aggregate value of the underlying obligations will normally not exceed 25% of the Fund’s net assets, but may increase to 50% of net assets when, in the Adviser’s opinion, such investments would be advantageous to the Fund.

Fixed Income Selection. Fixed income securities include corporate debt obligations, U.S. Government obligations and shares of ETFs that invest primarily in corporate debt obligations and U.S. Government obligations. The Fund will generally invest in securities that mature within 1 to 10 years from their date of purchase except when, in the Adviser’s opinion, long term interest rates are expected to be in a declining trend, in which case maturities may be extended longer.

•	Corporate Debt Obligations will consist primarily of “investment grade” securities rated in one of the four highest rating categories by a nationally recognized rating agency, or, if not rated, are of equivalent quality in the opinion of the Adviser. The Adviser may acquire debt obligations of companies and/or industries at the low point of their business cycle in an effort to achieve capital appreciation. The quality ratings of these companies have often been downgraded by a rating agency, generally resulting in reduced prices for such securities. The Adviser will acquire such securities after a downgrading when it believes that the company’s financial condition (and therefore its quality ratings) will improve. Such downgraded securities will usually be rated less than “A” by a rating agency.

•	U.S. Government Obligations include direct obligations of the U.S. Treasury and securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government, including mortgage-backed obligations.

Money Market Instruments. Money market instruments mature in 13 months or less from their date of purchase and include U.S. Government obligations and corporate debt obligations (including those subject to repurchase agreements), bankers’ acceptances, certificates of deposit of domestic branches of U.S. banks and commercial paper, including variable amount demand master notes. At the time of purchase, money market instruments will have a short-term rating in the highest category by a nationally recognized rating agency or, if not rated, will have been issued by a corporation having an outstanding unsecured debt issue rated A or better by a rating agency or, if not so rated, will be of equivalent quality in the Adviser’s opinion.

Sell Strategy. While portfolio securities are generally acquired for the long term, they will be sold as they approach the Adviser’s estimate of value or as they become candidates for the option-writing activity described herein. A security may also be sold when the Adviser believes that:

•	the anticipated price appreciation has been achieved or is no longer probable;

•	the fundamentals of a company’s business or general market conditions have changed; or

•	alternate investments offer superior prospects.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The FBP Appreciation & Income Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Stock Market Risk. To the extent a significant portion of the Fund’s portfolio is invested in equity securities, the return on and value of an investment in the Fund will fluctuate in response to stock market movements, and it can be expected that the Fund’s net asset value will be subject to greater fluctuation than a portfolio consisting of mostly fixed income securities. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Mid-cap companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock. The price the Fund realizes from the sale of a stock option upon exercise of the option could be substantially below its prevailing market price. If a liquid market for an option does not exist, the Fund will not be able to sell the underlying security until the option expires or is exercised. The premiums received by the Fund for writing options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities.

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including: interest rates, general bond market conditions, the maturity of the security and the creditworthiness of an issuer.

•	Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Generally when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline.

•	Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•	Credit Risk. The value of the Fund’s fixed income securities is dependent on the creditworthiness of the issuers of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due. Corporate debt obligations rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities.

While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

•	Mortgage-Related Securities Risk. Mortgage-backed obligations are subject to certain risks, including the risk that payments from the pool of loans underlying a mortgage-backed obligation may not be enough to meet the monthly payments of the mortgage-backed obligation. Mortgage-backed obligations are also subject to the risk that prepayments or foreclosures will shorten the life of the pool of mortgages underlying the securities and may expose the Fund to a lower rate of return upon reinvestment of principal.

•	Risks Associated with Credit Ratings. A rating by a nationally recognized rating agency represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

•	Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The investment results of the Fund depend upon the ability of the Adviser to correctly anticipate the relative performance of equity and fixed income securities of varying maturities. There can be no assurance that the Adviser will be successful in actively allocating the Fund’s investments or that the Adviser will be correct in its expectations of recovery for the equity securities selected for the Fund’s portfolio. The Fund’s value style may go out of favor with investors and undervalued securities selected by the Adviser may not appreciate in value as expected.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Appreciation & Income Opportunities Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Lipper Balanced Fund Index is included as an additional comparative index because it represents the average returns of funds that maintain a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1–866-738-1127.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Appreciation & Income Opportunities Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Lipper Balanced Fund Index is included as an additional comparative index because it represents the average returns of funds that maintain a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-738-1127
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through September 30, 2011 is -13.46%.

During the periods shown in the bar chart, the highest return for a quarter was 15.02% during the quarter ended September 30, 2009 and the lowest return for a quarter was -18.32% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	2011 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	(13.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.32%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FBP Appreciation & Income Opportunities Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
FBP Appreciation & Income Opportunities Fund | Lipper Balanced Fund Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.90%
Five Years	rr_AverageAnnualReturnYear05	3.91%
Ten Years	rr_AverageAnnualReturnYear10	3.71%
FBP Appreciation & Income Opportunities Fund | FBP Appreciation & Income Opportunities Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBPBX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	106
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	331
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	574
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,271
2001	rr_AnnualReturn2001	9.92%
2002	rr_AnnualReturn2002	(13.72%)
2003	rr_AnnualReturn2003	24.91%
2004	rr_AnnualReturn2004	8.04%
2005	rr_AnnualReturn2005	4.16%
2006	rr_AnnualReturn2006	13.66%
2007	rr_AnnualReturn2007	(2.79%)
2008	rr_AnnualReturn2008	(30.14%)
2009	rr_AnnualReturn2009	28.72%
2010	rr_AnnualReturn2010	8.91%
One Year	rr_AverageAnnualReturnYear01	8.91%
Five Years	rr_AverageAnnualReturnYear05	1.59%
Ten Years	rr_AverageAnnualReturnYear10	3.73%
FBP Appreciation & Income Opportunities Fund | FBP Appreciation & Income Opportunities Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.59%
Five Years	rr_AverageAnnualReturnYear05	0.81%
Ten Years	rr_AverageAnnualReturnYear10	2.79%
FBP Appreciation & Income Opportunities Fund | FBP Appreciation & Income Opportunities Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.12%
Five Years	rr_AverageAnnualReturnYear05	1.25%
Ten Years	rr_AverageAnnualReturnYear10	2.95%

[1]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets for the fiscal year ended March 31, 2011 in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."